Subsequent Events - Additional Information (Details) - Subsequent Event - USD ($)	1 Months Ended
	Jan. 31, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Period of full tax exemption	2 years
Income taxes reduction percentage	50.00%
Income tax reduction period	3 years
Maximum
Subsequent Event [Line Items]
Share repurchase program		$ 60,000